Provisions (Tables)	6 Months Ended
Jun. 30, 2023
Provisions [Abstract]
Schedule of Provisions	Provisions
	Dilapidation	Restructuring	Other	Total
	£’000	£’000	£’000	£’000

At January 1, 2023	8,752	24,698	1,840	35,290
Recognized during the period	1,499	200	—	1,699
Utilized during the period	(241)	(8,804)	(285)	(9,330)
Reversed during the period	(1,995)	(9,258)	(1,061)	(12,314)
FX revaluation	—	(173)	—	(173)
At June 30, 2023	8,015	6,663	494	15,172

Current	2,279	6,663	494	9,436
Non-current	5,736	—	—	5,736